Income taxes - Hong Kong, PRC, Withholding tax on undistributed dividends (Details)	12 Months Ended			72 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2023
Income Tax Disclosure [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%
Effective period of preferential tax treatment	3 years
Percentage of R&D deduction entitled by enterprises engaging in research and development activities	150.00%
Percentage of withholding tax rate	10.00%
Forecast
Income Tax Disclosure [Line Items]
Percentage of R&D deduction entitled by enterprises engaging in research and development activities within limited time				175.00%
Hong Kong
Income Tax Disclosure [Line Items]
Tax rate	16.50%